SURETY BONDING (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Surety Bonding [Abstract]
Surety bonding arrangement	$ 786,777
Surety bonding arrangement, collateralized amount
Fees associated with surety bonding arrangement		$ 15,736